Allowance for Doubtful Trade Accounts Receivables (Details) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Receivables [Abstract]
Balance at Beginning of Period	$ 876,300	$ 3,200,434	$ 4,022,664
Expense / Reversal	190,493	(48,580)	37,700
Bad debts written off	(420,018)	(2,106,011)	(423,245)
Effect of exchange rate changes	(28,721)	(169,543)	(436,685)
Balance at end of period	$ 618,054	$ 876,300	$ 3,200,434